Acquisition - Preliminary Purchase Price Allocation (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	May 24, 2012
Business Combinations [Abstract]
Inventory	$ 93.7
Prepaid expenses and other	2.1
Instruments	29.2
Other property, plant and equipment	7.2
Liabilities assumed	(5.6)
Intangible assets	141.5
Goodwill	11.9
Preliminary purchase price	$ 280.0	$ 280.0